          As filed with the Securities and Exchange Commission on April 28, 1996
                                                                FILE NO. 33-7734
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 13

                                      TO

                                   FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2
                                ---------------

A.  Exact name of trust:
                           CHUBB SEPARATE ACCOUNT A
               (FORMERLY THE CHUBB/VOLUNTEER SEPARATE ACCOUNT A)
B.  Name of depositor:
                    CHUBB LIFE INSURANCE COMPANY OF AMERICA
             (FORMERLY THE VOLUNTEER STATE LIFE INSURANCE COMPANY)
C.  Complete address of depositor's principal executive offices:
                               One Granite Place
                               Concord, NH 03301
D.  Name and complete address of agent for service:
                              Ronald R. Angarella
                                   President
                         Chubb Securities Corporation
                               One Granite Place
                               Concord, NH 03301
                                  Copies to:
         Charlene Grant, Esq.                        Joan E. Boros, Esq.
Chubb Life Insurance Company of America             Katten Muchin & Zavis
           One Granite Place                  1025 Thomas Jefferson Street, N.W.
           Concord, NH 03301                       East Lobby, Suite 700
                                                   Washington, D.C. 20007
                                ---------------
    It is proposed that this filing will become effective (check appropriate box)
          [_] immediately upon filing pursuant to paragraph (b)
          [X] on May 1, 1997 pursuant to paragraph (b)
          [_] 60 days after filing pursuant to paragraph (a)(i)
          [_] on (date) pursuant to paragraph (a)(i) of rule (485)
          [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
E.  Title and amount of Securities being registered:
          Units of Interest in the Separate Account Under Individual Flexible Premium Variable Life Insurance Policies.
F. Proposed maximum aggregate offering prices to the public of the securities being registered:
          Registration of Indefinite Amount of Securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

G.  Amount of filing Fee:
          An indefinite amount of the Registrant's securities has been registered pursuant to a declaration, under Rule 24f-2 under the Investment Company Act of 1940, set out in the Form S-6 Registration Statement contained in File No. 2-94478. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on February 27, 1997.
H.  Approximate date of proposed public offering:
    As soon as practicable after the effective date.
    Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the policy described in the Prospectus.

================================================================================

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                    UNDERTAKINGS REGARDING INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  REPRESENTATIONS REGARDING FEES AND CHARGES

     The fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Chubb Life Insurance Company of America.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

   The cover sheet.
   The Prospectus consisting of 74 pages.
   The undertaking to file reports.
   The undertaking pursuant to Rule 484(b) (1) under the Securities
   Act of 1933.
   The Representations Regarding Fees and Charges.
   The signatures.
   Written consents of the following persons:

    (a) Michael J. LeBoeuf, FSA, MAAA, contained in Exhibit 6 below.
    (b) Ernst & Young LLP, contained in Exhibit 7 below.

The following exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

    (a) Certified copy of Resolution of Board of Directors of The Volunteer State Life Insurance Company, adopted at a meeting held on August 20, 1984 (in lieu of indenture or trust creating unit investment trust) (Incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

    (b)  Not applicable

    (c) (i) Underwriting Agreement between The Volunteer State Life Insurance Company and Chubb Securities Corporation. (Incorporated by reference to
    Exhibit 1(c)(i) of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

         (ii) Amendment to Underwriting Agreement between The Volunteer State Life Insurance Company and Chubb Securities Corporation. (Incorporated by reference to Exhibit 1(c)(ii) of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

         (iii) Specimen District Manager's Agreement of Chubb Securities Corporation. (Incorporated by reference to Exhibit 1(c)(iii) of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

         (iv) Specimen Sales Representative's Agreement of Chubb Securities Corporation. (Incorporated by reference to Exhibit 1(c)(iv) of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

         (v) Schedule of Commissions. (Incorporated by reference to Exhibit 1(c)(v) of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

    (d)  Not applicable

    (e) Specimen Policy with form of riders. 1,2,3,6,7. (Incorporated by reference to Exhibit 1(e) of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

    (f) (i) Amended and Restated Charter (with all amendments) of Chubb Life Insurance Company of America. Incorporated by Reference to Exhibit 1(f) (i) of Post-Effective Amendment No. 2 on

Form S-6 of Chubb Separate Account C, to the Registration Statement filed December 10, 1993, File No. 33-72830.

        (ii) By-Laws of Chubb Life Insurance Company of America. Incorporated by Reference to Exhibit 1(f) (ii) of Post-Effective Amendment No. 2 on Form S-6 of Chubb Separate Account C, to the Registration Statement filed December 10, 1993, File No. 33-72830.

    (g)  Not applicable.

    (h) (i) Fund Distribution Agreement between Chubb America Fund, Inc., and Chubb Securities Corporation (incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 7 to Form N-lA of Chubb America Fund Inc., filed on April 11, 1990, Registration
No. 2-94479).

        (ii) Amendment to Fund Distribution Agreement between Chubb America Fund, Inc. and Chubb Securities Corporation (incorporated by reference to
Exhibit 6(a) of Post-Effective Amendment No. 7 to Form N-lA of Chubb America Fund, Inc., filed on April 11, 1990, Registration No. 2-94479).

        (iii) Amended and Restated Investment Management Agreement between Chubb America Fund, Inc., and Chubb Investment Advisory Corporation (incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 7 to Form N-lA of Chubb America fund, Inc., filed on April 11, 1990, Registration No. 2-94479).

        (iv) Sub-Investment Management Agreement by, between and among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Templeton, Galbraith & Hansberger Ltd. (incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 11 to Form N-lA of Chubb America Fund, Inc., filed April 14, 1993, Registration No. 2-94479).

        (vii) Sub-Investment Management Agreement by, between and among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Van Eck Associates Corporation (incorporated by reference to Exhibit 5(f) of Post-Effective Amendment No. 7 to Form N-lA of Chubb America Fund, Inc., filed on April 11, 1990, Registration No. 2-94479).

        (viii) Sub-Investment Management Agreement by, between and among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, inc. (incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 7 to Form N-lA of Chubb America Fund, Inc., filed on April 11, 1990, Registration No. 2-94479).

        (ix) Sub-Investment Management Agreement among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Pioneering Management Corporation (incorporated by reference to Exhibit 5(g) of Post-Effective Amendment No. 7 of Form N-lA of Chubb America

Fund, Inc., filed on April 11, 1990, Registration No. 2-94479).

        (x) Sub-Investment Management Agreement by, between and among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. (incorporated by reference to Exhibit 5(h) of Post-Effective Amendment No. 9 to Form N-lA of Chubb America, Inc., filed February 28, 1992, Registration No. 2-94479).

        (xi) Custodian Agreement between Chubb America Fund, Inc., and Citibank, N.A. (incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to Form N-lA of Chubb America Fund, Inc., filed on February 21, 1991, Registration No. 2-94479).

        (xii) Amendment to the Custodial Services Agreement between Chubb America Fund, Inc., and Citibank, N.A. (incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 11 to Form N-lA of Chubb America Fund, Inc. filed on April 14, 1993, Registration No. 2-94479).

        (xiii) Amendment No. 2 to Custodial Services Agreement between Chubb America Fund, Inc. and Citibank, N.A. (incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 11 of Form N-lA of Chubb America Fund, Inc. filed on April 14, 1993, Registration No. 2-94479).

        (xiv) Investment Management Agreement between Chubb America Fund, Inc. and Chubb Investment Advisory Corporation for the Growth and Income Portfolio (incorporated by reference to Exhibit 5(i) of Post-Effective Amendment No. 9 of Form N-lA of Chubb America Fund, Inc. filed on February 28, 1992, Registration No. 2-94479).

        (xv) Investment Management Agreement between Chubb America Fund, Inc. and Chubb Investment Advisory Corporation for the Capital Growth Portfolio (incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No. 9 to Form N-lA of Chubb America Fund, Inc. filed on February 28, 1992, Registration No. 2-94479).

        (xvii) Sub-Investment Management Agreement by, between and among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Chubb Asset Managers, Inc. (incorporated by reference to Exhibit 5(1) of Post-Effective Amendment No. 11 to Form N-lA of Chubb America Fund, Inc. filed on April 14, 1993, Registration No. 2-94479).

        (xviii) Sub-Investment Management Agreement by, between and among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Janus Capital Corporation (incorporated by reference to Exhibit 5(m) of Post-Effective Amendment No. 11 to Form N-lA of Chubb America Fund, Inc. filed on April 14, 1993, Registration No. 2-94479).

        (xix) Sub-Investment Management Agreement by, between and among Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Phoenix Investment Counsel, Inc. (incorporated by reference to Exhibit 5(n) of Post-Amendment No. 11 to Form N-lA of Chubb America Fund, inc. filed on April 14, 1993, Registration No. 2-94479).

        (xx) Form of Investment Management Agreement between Chubb America Fund, Inc. and Chubb Investment advisory Corporation with respect to the Emerging Growth Portfolio (incorporated by reference to Exhibit 5(p) of Post-Effective Amendment No. 12 to Form of Chubb America Fund, Inc. filed on February 14, 1995, Registration No. 2-94479).

        (xx) Form of Investment Management Agreement between Chubb America Fund, Inc. and Chubb Investment Advisory Corporation with respect to the Emerging Growth Portfolio (incorporated by reference to Exhibit 5(p) of Post-Effective Amendment No. 12 to Form 12 to Form N-lA of Chubb America Fund, Inc. filed on February 14, 1995, Registration No. 2-94479).

        (xxi) Form of Sub-Investment Management Agreement between Chubb America Fund, Inc., Chubb Investment Advisory Corporation and Massachusetts Financial Services Company with respect to the Emerging Growth Portfolio (incorporated by reference to Exhibit 5(q) of Post-Effective Amendment No. 12 to Form N-lA of Chubb America Fund, Inc., filed on February 14, 1995, Registration No. 2-94479).

      (i)  Not Applicable.

      (j)  Application.

2. Specimen Policy. (Same as 1(e)).

3. Opinion of counsel.

4. Not Applicable.

5  Not Applicable.

6. Actuarial opinion and consent of Michael J. LeBoeuf, FSA, MAAA.

7. Consent of Ernst & Young LLP.

8. Procedures Memorandum, as amended, pursuant to Rule 6e-
   3(T) (b) (12) (iii) under the 1940 Act.

9. Specimen Notice of Right of Withdrawal, pursuant to Rule
   6e3 (T) (b) (13) (viii). (Incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 dated April 17, 1996).

10. Representations, description and undertakings regarding mortality and expense risk charge, pursuant to Rule 6e-3(T) (b) (13) (iii) (F).

11. (a) Not Applicable.
    (b) Not Applicable.

12. (Incorporated by reference to Exhibit 12 of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Chubb Separate Account C, filed December 10, 1993, File No. 33-72830).

13. (Incorporated by reference to Exhibit 13 of Post- Effective
    Amendment No. 2 to the Registration Statement on Form S-6 of
    Chubb Separate Account C, filed December 10, 1993, File No.
    33-72830).

14. Powers of Attorney.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Chubb Separate Account A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 to the Registration Statement and, has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Concord, New Hampshire on the 12th day of April, 1997.

(SEAL)                             CHUBB SEPARATE ACCOUNT A
                                     (Registrant)
                                   CHUBB LIFE INSURANCE COMPANY OF
                                   AMERICA (Depositor)

                                           /s/ Frederick H. Condon
                                   By:_______________________________
                                            Frederick H. Condon


                                   Title:  Senior Vice President,
                                           General Counsel and Secretary
                                           -----------------------------


ATTEST:

  /s/ Charles C. Cornelio
---------------------------
Charles C. Cornelio
Assistant Secretary

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, Chubb Life Insurance Company of America certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 to the Registration Statement and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Concord, New Hampshire on the 12th day of April, 1997.

[SEAL APPEARS HERE]                      CHUBB LIFE INSURANCE COMPANY OF AMERICA


                                         By: /s/ Frederick H. Condon
                                            ----------------------------
                                                 Frederick H. Condon

                                         Title: Senior Vice President
                                                General Counsel and Secretary
                                                -----------------------------

ATTEST:

/s/ Charles C. Cornelio
--------------------------
Charles C. Cornelio
Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signatures                       Title
            ----------                       -----

           *
------------------------------------ Director
      John C. Beck

           *
------------------------------------ Director
      James I. Cash

           *
------------------------------------ Director, Vice Chairman
      Percy Chubb, III

           *
------------------------------------ Director
      Joel J. Cohen

              Signatures                 Title
              ----------                 -----


               *
------------------------------------   Director
         David H. Hoag


               *
------------------------------------   Director
         Robert V. Lindsay


               *
------------------------------------   Director
         Thomas C. MacAvoy


               *
------------------------------------   Director
         Gertrude G. Michelson


               *
------------------------------------   Director, Chairman
         Dean R. O'Hare


               *
------------------------------------   Director
         Warren B. Rudman


               *
------------------------------------   Director
         Sir David G. Scholey, COE


               *
------------------------------------   Director
         Raymond G.H. Seitz


               *
------------------------------------   Vice President and
         Russell C. Simpson               Treasurer


               *
------------------------------------   Director
         Lawrence M. Small


               *
------------------------------------   President and Chief
         Theresa M. Stone                 Executive Officer


               *
------------------------------------   Executive Vice President and
         Richard V. Werner                Chief Financial Officer

             Signatures                      Title
             ----------                      -----



-------------------------------- Director
      Richard D. Wood

By:  /s/ Frederick H. Condon
     -------------------------------
     Frederick H. Condon, Attorney-
     in-Fact, executed on the 12th
     day of April, 1997, pursuant to
     Powers of Attorney filed as
     Exhibit 14 hereto.

                                 EXHIBIT INDEX

3.             Opinion of Counsel..................................

6.             Actuarial Opinion and Consent of
               Michael J. Leboeuf, FSA, MAAA........................

7.             Consent of Ernst & Young LLP
               Independent Auditors................................

8.             Procedures Memorandum, as amended May 1, 1997......

10.            Representations, Description and Undertakings
               Regarding Mortality and Risk Charge Pursuant
               to Rule 6e-3(T)(b)(13)(iii)(F)......................

14.            Powers of Attorney